UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 2.6%, compared with total returns of 7.2% and 2.4% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 6.5%. The Fund’s NAV per share was $5.53, while the price of the publicly traded shares closed at $5.51 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
	Year to Date	1 Year	3 Year	5 Year	10 Year	Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	2.61%	(1.49)%	(8.93)%	(4.67)%	(4.34)%	0.54%
Investment Total Return (c)	6.49	(4.02)	(9.19)	(4.78)	(4.10)	0.21
CBOE S&P 500 Buy/Write Index	7.21	12.06	6.49	7.73	4.62	5.46
Bloomberg Barclays Government/Credit Bond Index	2.62	(0.43)	2.64	2.27	4.53	4.33
Energy Select Sector Index	(12.67)	(2.52)	(11.06)	2.00	1.55	5.56
XAU Index	2.43	(17.27)	(7.13)	(12.51)	(5.07)	(1.21)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions
Metals and Mining	51.3%
Energy and Energy Services	37.2%
U.S. Government Obligations	10.7%
Exchange Traded Funds	0.8%

100.0%

Short Positions
Call Options Written	(3.6)%
Put Options Written	(0.2)%

(3.8)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.5%
	Energy and Energy Services — 36.4%
135,000	Anadarko Petroleum Corp.(a)	$10,482,233	$6,120,900
113,000	Apache Corp.(a)	9,002,230	5,416,090
140,075	Baker Hughes Inc.(a)	9,076,044	7,635,488
333,800	BP plc, ADR(a)	12,218,975	11,566,170
234,000	Cabot Oil & Gas Corp.	5,852,340	5,868,720
40,000	Cheniere Energy Inc.†	3,031,472	1,948,400
190,000	Chevron Corp.(a)	21,516,700	19,822,700
14,000	Cimarex Energy Co.	1,988,234	1,316,140
31,000	Concho Resources Inc.†	4,340,178	3,767,430
125,000	ConocoPhillips(a)	6,159,762	5,495,000
125,000	Devon Energy Corp.(a)	6,524,840	3,996,250
78,700	Diamondback Energy Inc.†(a)	7,642,680	6,989,347
177,120	Enbridge Inc.	7,702,902	7,051,147
450,000	Eni SpA	7,440,195	6,763,826
150,000	EOG Resources Inc.(a)	15,539,980	13,578,000
35,000	EQT Corp.	2,274,440	2,050,650
503,000	Exxon Mobil Corp.(a)	45,157,508	40,607,190
234,000	Halliburton Co.(a)	12,956,580	9,994,140
32,000	Helmerich & Payne Inc.	2,636,560	1,738,880
45,000	Hess Corp.(a)	2,756,400	1,974,150
420,000	Kinder Morgan Inc.(a)	9,302,900	8,047,200
210,000	Marathon Oil Corp.	3,954,300	2,488,500
117,500	Marathon Petroleum Corp.(a)	6,437,250	6,148,775
45,000	Newfield Exploration Co.†	1,963,550	1,280,700
119,854	Noble Energy Inc.	5,058,656	3,391,868
77,000	Occidental Petroleum Corp.(a)	5,701,430	4,609,990
40,000	ONEOK Inc.	2,346,800	2,086,400
30,000	Patterson-UTI Energy Inc.	866,937	605,700
71,400	Phillips 66	6,017,290	5,904,066
85,000	Pioneer Natural Resources Co.(a)	16,143,612	13,564,300
1	Plains GP Holdings LP, Cl. A	64	26
60,000	Range Resources Corp.	2,052,600	1,390,200
840,000	Royal Dutch Shell plc, Cl. A	23,225,443	22,264,190
303,766	Schlumberger Ltd.(a)	25,563,398	19,999,953
148,500	Suncor Energy Inc.(a)	5,524,035	4,336,200
80,900	Sunoco LP	2,199,577	2,476,349
123,000	TechnipFMC plc†(a)	4,220,235	3,345,600
55,500	Tesoro Corp.(a)	5,034,045	5,194,800
250,000	The Williams Companies Inc.(a)	12,839,080	7,570,000
171,000	Total SA, ADR(a)	10,093,429	8,479,890
150,000	Valero Energy Corp.(a)	10,163,575	10,119,000

		353,008,459	297,004,325

	Metals and Mining — 49.1%
1,420,000	Acacia Mining plc	5,712,503	5,509,625
675,000	Agnico Eagle Mines Ltd.(a)	37,359,000	30,456,000
1,580,000	Alacer Gold Corp.†	3,212,983	2,534,238
2,250,045	Alamos Gold Inc., Cl. A(a)	19,163,533	16,155,323

Shares		Cost	Market Value
525,500	AngloGold Ashanti Ltd., ADR(a)	$8,095,943	$5,107,860
900,180	Antofagasta plc	16,442,025	9,373,700
700,000	Asanko Gold Inc.†	2,431,909	1,074,183
3,086,656	AuRico Metals Inc.†	2,177,524	2,713,439
3,100,000	B2Gold Corp.†	9,331,500	8,711,000
705,000	Barrick Gold Corp.(a)	14,463,281	11,216,550
2,400,000	Belo Sun Mining Corp.†	1,821,022	1,110,426
3,000,000	Centamin plc	6,193,333	6,048,608
1,725,000	Continental Gold Inc.†	5,298,853	5,081,354
1,010,000	Detour Gold Corp.†	21,554,597	11,822,795
1,579,800	Eldorado Gold Corp.(a)	7,673,721	4,170,672
336,400	Franco-Nevada Corp.(a)	25,535,672	24,274,624
1,596,636	Fresnillo plc	28,659,546	30,902,096
1,610,000	Gold Fields Ltd., ADR	7,785,000	5,602,800
750,000	Goldcorp Inc.(a)	13,478,770	9,682,500
4,676,832	Hochschild Mining plc	15,170,546	16,702,536
2,800,000	Integra Gold Corp.†	1,625,612	2,029,611
1,440,000	Klondex Mines Ltd.†	8,087,570	4,852,560
40,000	Labrador Iron Ore Royalty Corp.	729,070	484,886
560,000	MAG Silver Corp.†	8,212,501	7,310,919
1,404,725	Newcrest Mining Ltd.	27,303,136	21,745,143
470,700	Newmont Mining Corp.(a)	22,928,223	15,245,973
596,100	Northern Dynasty Minerals Ltd.†	1,244,810	832,003
600,000	Northern Star Resources Ltd.	1,854,051	2,190,505
3,100,000	OceanaGold Corp.	10,393,506	9,346,854
522,500	Osisko Gold Royalties Ltd.	6,253,933	6,386,201
500,000	Osisko Mining Inc.†	1,737,458	1,580,814
150,000	Osisko Mining Inc.†(b)	320,635	450,532
850,000	Perseus Mining Ltd.†	2,832,874	193,361
24,600	Pretium Resources Inc., New York†	296,676	236,406
150,400	Pretium Resources Inc., Toronto†	1,311,126	1,445,083
527,900	Randgold Resources Ltd., ADR(a)	51,320,869	46,698,034
285,000	Richmont Mines Inc.†	2,175,259	2,219,695
300,000	Rio Tinto plc, ADR(a)	16,167,130	12,693,000
300,500	Royal Gold Inc.(a)	24,812,483	23,490,085
2,954,500	Saracen Mineral Holdings Ltd.†	1,139,298	2,656,863
850,000	SEMAFO Inc.†	4,257,692	1,959,824
900,000	Tahoe Resources Inc.(a)	19,136,760	7,758,000
670,000	Torex Gold Resources Inc.†	15,164,958	12,776,912
600,000	Wesdome Gold Mines Ltd.†	1,478,545	1,411,166
362,200	Wheaton Precious Metals Corp.(a)	9,965,991	7,204,158

		492,311,427	401,448,917

	TOTAL COMMON STOCKS	845,319,886	698,453,242

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
82,300	Kinder Morgan Inc. 9.750% Series A	$4,032,700	$3,611,324

	EXCHANGE TRADED FUNDS — 0.8%
690,000	United States Oil Fund LP†	7,387,641	6,555,000

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
150,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	68,706	65,709

Principal Amount
	CONVERTIBLE CORPORATE BONDS —0.8%
	Metals and Mining — 0.8%
$1,600,000	B2Gold Corp. 3.250%, 10/01/18	1,517,893	1,683,000
4,800,000	Detour Gold Corp. 5.500%, 11/30/17	4,769,949	4,908,000
250,000	Pretium Resources Inc. 2.250%, 03/15/22(b)	250,000	238,125

		6,537,842	6,829,125

	TOTAL CONVERTIBLE CORPORATE BONDS	6,537,842	6,829,125

	CORPORATE BONDS — 1.8%
	Energy and Energy Services — 0.4%
1,000,000	CONSOL Energy Inc., 5.875%, 04/15/22	856,242	987,500
1,000,000	The Williams Companies Inc., 7.875%, 09/01/21	867,445	1,165,000
1,000,000	Weatherford International Ltd., 7.750%, 06/15/21	990,026	1,008,750

		2,713,713	3,161,250

	Metals and Mining — 1.4%
2,000,000	Cia Minera Ares SAC, 7.750%, 01/23/21(b)(c)	1,985,283	2,137,500
2,000,000	Freeport-McMoRan Inc., 3.550%, 03/01/22	1,654,206	1,884,360
2,500,000	Gold Fields Orogen Holdings (BVI) Ltd., 4.875%, 10/07/20(b)	2,170,034	2,518,750
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(b)	2,000,000	2,065,000
600,000(d)	Kirkland Lake Gold Inc., 7.500%, 12/31/17	611,154	502,005

Principal Amount		Cost	Market Value
$2,000,000	New Gold Inc., 6.250%, 11/15/22(b)	$2,010,000	$2,065,000

		10,430,677	11,172,615

	TOTAL CORPORATE BONDS	13,144,390	14,333,865

	U.S. GOVERNMENT OBLIGATIONS — 10.7%
87,795,000	U.S. Treasury Bills, 0.627% to 1.084%††, 07/20/17 to 12/14/17(e)	87,528,165	87,532,803

TOTAL INVESTMENTS — 100.0%		$964,019,330	817,381,068

CALL OPTIONS WRITTEN (Premiums received $46,351,753)	(29,576,475)
PUT OPTIONS WRITTEN (Premiums received $1,879,310)	(1,100,307)

Other Assets and Liabilities (Net)	49,177,276

PREFERRED STOCK (3,516,357 preferred shares outstanding)	(87,908,925)

NET ASSETS — COMMON STOCK (135,314,071 common shares outstanding)	$747,972,637

NET ASSET VALUE PER COMMON SHARE ($747,972,637 ÷ 135,314,071 shares outstanding)	$5.53

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) — (3.8)%
	Call Options Written — (3.6)%
1,000	Agnico Eagle Mines Ltd.	Jul. 17/42	$345,000
1,250	Agnico Eagle Mines Ltd.	Jul. 17/45	156,250
400	Agnico Eagle Mines Ltd.	Aug. 17/45	93,200
2,000	Agnico Eagle Mines Ltd.	Aug. 17/48	236,000
2,100	Agnico Eagle Mines Ltd.	Sep. 17/46	493,500
7,800	Alacer Gold Corp.(g)	Jul. 17/2.50	12,030
8,000	Alacer Gold Corp.(g)	Oct. 17/2.50	83,282
6,200	Alamos Gold Inc.	Jul. 17/7.50	108,500
2,900	Alamos Gold Inc.	Aug. 17/6	333,761
6,200	Alamos Gold Inc.	Aug. 17/8	100,502
7,200	Alamos Gold Inc.	Sep. 17/7.50	288,000
200	Anadarko Petroleum Corp.	Jul. 17/50	2,000
400	Anadarko Petroleum Corp.	Jul. 17/62.50	4
450	Anadarko Petroleum Corp.	Aug. 17/55	4,500
500	Anadarko Petroleum Corp.	Sep. 17/52.50	24,560
1,750	AngloGold Ashanti Ltd., ADR	Jul. 17/11	10,500
1,800	AngloGold Ashanti Ltd., ADR	Aug. 17/11	64,098
1,700	AngloGold Ashanti Ltd., ADR	Sep. 17/10	113,169

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
300	Antofagasta plc(h)	Jul. 17/800	$131,835
300	Antofagasta plc(h)	Aug. 17/820	148,832
300	Antofagasta plc(h)	Sep. 17/800	222,056
300	Apache Corp.	Jul. 17/52.50	3,600
430	Apache Corp.	Aug. 17/50	51,136
400	Apache Corp.	Sep. 17/50	67,760
3,500	Asanko Gold Inc.(g)	Jul. 17/4	4,048
3,500	Asanko Gold Inc.(g)	Oct. 17/4	17,543
11,000	B2Gold Corp.	Jul. 17/2.50	412,500
5,000	B2Gold Corp.	Aug. 17/3	79,450
9,000	B2Gold Corp.	Sep. 17/2.75	283,590
4,050	B2Gold Corp.	Oct. 18/3.93	195,251
2,250	Baker Hughes Inc.	Jul. 17/15	234,000
1,200	Baker Hughes Inc.	Jul. 17/17	12,000
1,200	Baker Hughes Inc.	Jul. 17/18	3,600
500	Baker Hughes Inc.	Jul. 17/62.50	1,500
2,400	Baker Hughes Inc.	Aug. 17/16	168,000
450	Baker Hughes Inc.	Aug. 17/60	10,264
450	Baker Hughes Inc.	Sep. 17/57.50	42,556
1,050	BP plc, ADR	Jul. 17/35	40,950
988	BP plc, ADR	Aug. 17/36	30,648
1,300	BP plc, ADR	Sep. 17/36	69,472
780	Cabot Oil & Gas Corp.	Jul. 17/25	63,180
780	Cabot Oil & Gas Corp.	Aug. 17/24	61,768
780	Cabot Oil & Gas Corp.	Sep. 17/23	211,559
400	Cheniere Energy Inc.	Sep. 17/50	97,600
600	Chevron Corp.	Jul. 17/110	7,992
600	Chevron Corp.	Aug. 17/110	31,050
500	Chevron Corp.	Sep. 17/105	132,500
200	Chevron Corp.	Sep. 17/107	35,472
35	Cimarex Energy Co.	Jul. 17/105	525
70	Cimarex Energy Co.	Jul. 17/115	175
70	Cimarex Energy Co.	Sep. 17/120	1,575
110	Concho Resources Inc.	Jul. 17/135	1,980
100	Concho Resources Inc.	Aug. 17/135	7,892
100	Concho Resources Inc.	Sep. 17/120	76,000
400	ConocoPhillips	Jul. 17/50	516
380	ConocoPhillips	Aug. 17/50	5,320
470	ConocoPhillips	Sep. 17/47	41,369
3,400	Detour Gold Corp.(g)	Jul. 17/17	28,840
1,000	Detour Gold Corp.(g)	Jul. 17/19	3,085
3,200	Detour Gold Corp.(g)	Aug. 17/17	85,133
3,500	Detour Gold Corp.(g)	Sep. 17/16	222,663
450	Devon Energy Corp.	Jul. 17/42	450
400	Devon Energy Corp.	Aug. 17/38	7,204
400	Devon Energy Corp.	Sep. 17/37	22,012
400	Diamondback Energy Inc.	Jul. 17/90	73,600
387	Diamondback Energy Inc.	Sep. 17/97.50	70,047
6,000	Eldorado Gold Corp.	Jul. 17/3.50	15,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
6,000	Eldorado Gold Corp.	Aug. 17/3.50	$35,040
3,798	Eldorado Gold Corp.	Sep. 17/3	43,639
595	Enbridge Inc.	Jul. 17/41	19,123
576	Enbridge Inc.	Jul. 17/42.50	2,880
600	Enbridge Inc.	Aug. 17/40	56,082
300	Eni SpA(i)	Jul. 17/15	343
300	Eni SpA(i)	Aug. 17/15	2,998
300	Eni SpA(i)	Sep. 17/14.50	15,590
500	EOG Resources Inc.	Jul. 17/95	24,500
460	EOG Resources Inc.	Aug. 17/92.50	80,187
540	EOG Resources Inc.	Sep. 17/92.50	166,331
175	EQT Corp.	Jul. 17/60	19,250
175	EQT Corp.	Sep. 17/60	56,000
1,680	Exxon Mobil Corp.	Jul. 17/82.50	58,800
1,680	Exxon Mobil Corp.	Aug. 17/82.50	136,886
1,670	Exxon Mobil Corp.	Sep. 17/82.50	205,410
24	Franco-Nevada Corp.	Jul. 17/60	29,400
1,200	Franco-Nevada Corp.	Jul. 17/65	870,000
1,000	Franco-Nevada Corp.	Aug. 17/65	822,420
1,140	Franco-Nevada Corp.	Sep. 17/67.50	774,254
5,500	Gold Fields Ltd., ADR	Jul. 17/3.50	71,500
5,600	Gold Fields Ltd., ADR	Aug. 17/4	53,872
5,000	Gold Fields Ltd., ADR	Sep. 17/3.50	129,200
2,500	Goldcorp Inc.	Jul. 17/14	12,500
2,500	Goldcorp Inc.	Aug. 17/14	81,975
2,500	Goldcorp Inc.	Sep. 17/13	187,775
800	Halliburton Co.	Jul. 17/50	1,600
740	Halliburton Co.	Aug. 17/46	39,235
800	Halliburton Co.	Sep. 17/47.50	44,000
400	Halliburton Co.	Oct. 17/45	62,800
55	Helmerich & Payne Inc.	Jul. 17/57.50	3,905
105	Helmerich & Payne Inc.	Jul. 17/67.50	189
160	Helmerich & Payne Inc.	Sep. 17/60	19,200
150	Hess Corp.	Jul. 17/52.50	428
150	Hess Corp.	Aug. 17/50	6,450
150	Hess Corp.	Sep. 17/50	10,323
1,400	Kinder Morgan Inc.	Jul. 17/22	2,800
1,400	Kinder Morgan Inc.	Aug. 17/20	33,362
1,400	Kinder Morgan Inc.	Sep. 17/20	56,000
5,000	Klondex Mines Ltd.(g)	Jul. 17/6	40,484
4,500	Klondex Mines Ltd.(g)	Aug. 17/5	86,752
4,900	Klondex Mines Ltd.(g)	Sep. 17/5	132,249
1,900	MAG Silver Corp.(g)	Jul. 17/18	47,617
950	MAG Silver Corp.(g)	Aug. 17/17	82,414
950	MAG Silver Corp.(g)	Aug. 17/18	53,112
1,800	MAG Silver Corp.(g)	Sep. 17/17	194,324
700	Marathon Oil Corp.	Jul. 17/16	350
700	Marathon Oil Corp.	Aug. 17/15	2,695
700	Marathon Oil Corp.	Sep. 17/13	27,545
400	Marathon Petroleum Corp.	Jul. 17/53	30,016
400	Marathon Petroleum Corp.	Aug. 17/53	58,144

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
375	Marathon Petroleum Corp.	Sep. 17/53	$74,063
3,000	Newcrest Mining Ltd.(j)	Jun. 17/23	0
3,000	Newcrest Mining Ltd.(j)	Jul. 17/21	157,716
5,000	Newcrest Mining Ltd.(j)	Aug. 17/19	672,485
6,000	Newcrest Mining Ltd.(j)	Sep. 17/19.50	853,144
150	Newfield Exploration Co.	Jul. 17/38	375
150	Newfield Exploration Co.	Aug. 17/38	939
150	Newfield Exploration Co.	Sep. 17/33	10,875
1,600	Newmont Mining Corp.	Jul. 17/31	272,000
1,600	Newmont Mining Corp.	Aug. 17/35	70,400
1,500	Newmont Mining Corp.	Sep. 17/34	151,500
400	Noble Energy Inc.	Jul. 17/21	1,000
400	Noble Energy Inc.	Aug. 17/32.50	7,000
400	Noble Energy Inc.	Sep. 17/30	40,796
400	Noble Energy Inc.	Oct. 17/30	53,004
6,000	Northern Star Resources Ltd.(j)	Jul. 17/4	355,969
260	Occidental Petroleum Corp.	Jul. 17/62.50	8,585
250	Occidental Petroleum Corp.	Aug. 17/65	11,000
260	Occidental Petroleum Corp.	Sep. 17/60	56,924
10,000	OceanaGold Corp.(g)	Jul. 17/4	111,814
11,000	OceanaGold Corp.(g)	Aug. 17/4	212,060
10,000	OceanaGold Corp.(g)	Sep. 17/4	250,617
200	ONEOK Inc.	Jul. 17/55	5,000
200	ONEOK Inc.	Oct. 17/52.50	46,278
25	Osisko Gold Royalties Ltd.(g)	Jul. 17/14	3,566
1,300	Osisko Gold Royalties Ltd.(g)	Aug. 17/15.50	82,704
1,900	Osisko Gold Royalties Ltd.(g)	Sep. 17/16	109,886
2,000	Osisko Gold Royalties Ltd.(g)	Oct. 17/16	134,948
5,000	Osisko Mining Inc.(g)	Jul. 17/4.50	28,917
300	Patterson-UTI Energy Inc.	Aug. 17/25	3,000
250	Phillips 66	Jul. 17/80	64,080
65	Phillips 66	Aug. 17/77.50	38,285
285	Phillips 66	Aug. 17/80	111,720
200	Phillips 66	Sep. 17/82.50	45,076
300	Pioneer Natural Resources Co.	Jul. 17/180	3,750
250	Pioneer Natural Resources Co.	Aug. 17/180	35,478
300	Pioneer Natural Resources Co.	Sep. 17/175	92,250
150	Pioneer Natural Resources Co.	Oct. 17/170	91,860
850	Pretium Resources Inc.	Sep. 17/11	34,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
600	Randgold Resources Ltd., ADR	Jul. 17/87.50	$162,000
800	Randgold Resources Ltd., ADR	Jul. 17/90	116,000
1,900	Randgold Resources Ltd., ADR	Aug. 17/90	560,500
1,900	Randgold Resources Ltd., ADR	Sep. 17/90	750,500
450	Range Resources Corp.	Jul. 17/26	18,000
150	Range Resources Corp.	Sep. 17/26	17,550
300	Range Resources Corp.	Sep. 17/29	18,750
1,000	Rio Tinto plc, ADR	Jul. 17/42.50	100,000
1,000	Rio Tinto plc, ADR	Aug. 17/42.50	86,580
1,000	Rio Tinto plc, ADR	Sep. 17/40	320,000
280	Royal Dutch Shell plc(h)	Jul. 17/2100	68,634
280	Royal Dutch Shell plc(h)	Aug. 17/2100	97,955
280	Royal Dutch Shell plc(h)	Sep. 17/2200	48,649
1,135	Royal Gold Inc.	Jul. 17/70	959,075
240	Royal Gold Inc.	Aug. 17/75	120,480
650	Royal Gold Inc.	Aug. 17/80	120,367
980	Royal Gold Inc.	Sep. 17/77.50	371,675
1,100	Schlumberger Ltd.	Jul. 17/80	33
938	Schlumberger Ltd.	Aug. 17/75	8,442
500	Schlumberger Ltd.	Sep. 17/70	45,000
500	Schlumberger Ltd.	Sep. 17/72.50	22,500
1,150	Silver Wheaton Corp.	Jul. 17/20	55,453
1,100	Silver Wheaton Corp.	Aug. 17/20	97,251
1,200	Silver Wheaton Corp.	Sep. 17/18	273,600
585	Suncor Energy Inc.	Jul. 17/31	7,336
500	Suncor Energy Inc.	Aug. 17/32	9,865
400	Suncor Energy Inc.	Sep. 17/31	20,200
4,000	Tahoe Resources Inc.	Aug. 17/9.50	91,800
5,000	Tahoe Resources Inc.	Sep. 17/7.50	675,000
300	TechnipFMC plc	Jul. 17/32	750
630	TechnipFMC plc	Aug. 17/32	8,114
300	TechnipFMC plc	Sep. 17/29	23,136
140	Tesoro Corp.	Jul. 17/82.50	153,215
275	Tesoro Corp.	Aug. 17/85	265,375
140	Tesoro Corp.	Sep. 17/92.50	64,676
200	The Williams Companies Inc.	Jul. 17/30	16,400
700	The Williams Companies Inc.	Jul. 17/30	40,040
900	The Williams Companies Inc.	Aug. 17/30	116,100
700	The Williams Companies Inc.	Sep. 17/30	100,100
1,200	Torex Gold Resources Inc.(g)	Jul. 17/22	268,353
1,000	Torex Gold Resources Inc.(g)	Jul. 17/29	10,796

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
1,900	Torex Gold Resources Inc.(g)	Aug. 17/22	$487,161
2,600	Torex Gold Resources Inc.(g)	Sep. 17/23	596,468
400	TOTAL SA, ADR	Aug. 17/50	44,000
405	TOTAL SA, ADR	Aug. 17/52.50	12,960
900	TOTAL SA, ADR	Aug. 17/54	1,629
405	TOTAL SA, ADR	Aug. 17/55	2,025
800	United States Commodities Fund LLC.	Sep. 17/10.50	12,000
2,300	United States Oil Fund LP	Jul. 17/11.50	2,300
2,300	United States Oil Fund LP	Aug. 17/11	6,900
1,500	United States Oil Fund LP	Sep. 17/10	42,000
500	Valero Energy Corp.	Jul. 17/65	136,450
500	Valero Energy Corp.	Aug. 17/65	152,525
500	Valero Energy Corp.	Sep. 17/67.50	127,000
2,200	VanEck Vectors Gold Miners ETF	Jul. 17/20	453,200
11,444	VanEck Vectors Gold Miners ETF	Jul. 17/21	1,373,280
4,000	VanEck Vectors Gold Miners ETF	Aug. 17/19.50	1,070,520
9,000	VanEck Vectors Gold Miners ETF	Aug. 17/21	1,335,870
3,000	VanEck Vectors Gold Miners ETF	Aug. 17/22	305,970
5,000	VanEck Vectors Gold Miners ETF	Sep. 17/21.50	760,000
7,000	VanEck Vectors Gold Miners ETF	Sep. 17/22	889,000
1,500	VanEck Vectors Gold Miners ETF	Sep. 17/22.50	156,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $46,351,753)		29,576,475

	Put Options Written — (0.2)%
5,000	B2Gold Corp.	Jul. 17/2.50	25,000
1,800	Energy Select Sector SPDR ETF	Sep. 17/64	351,000
780	Energy Select Sector SPDR ETF	Oct. 17/61	117,507
800	Franco-Nevada Corp.	Oct. 17/60	64,000
1,400	Randgold Resources Ltd., ADR	Sep. 17/75	87,500
250	Royal Gold Inc.	Oct. 17/60	10,000
500	United States Oil Fund LP	Jul. 17/9.50	12,500
3,500	VanEck Vectors Gold Miners ETF	Sep. 17/19	80,500
750	VanEck Vectors Gold Miners ETF	Sep. 17/20.50	45,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
750	VanEck Vectors Gold Miners ETF	Sep. 17/21	$57,750
3,500	VanEck Vectors Gold Miners ETF	Oct. 17/20	249,550

	TOTAL PUT OPTIONS WRITTEN (Premiums received $1,879,310)		1,100,307

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $48,231,063)		$30,676,782

(a)	Securities, or a portion thereof, with a value of $305,381,733 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $9,540,616 or 1.17% of total investments.

(c)

At June 30, 2017, the Fund held investments in restricted and illiquid securities amounting to $ 2,203,209 or 0.27% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	06/30/17 Carrying Value Per Share/ Bond
$2,000,000	Cia Minera Ares SAC. 7.750%, 01/23/21	03/18/16- 03/31/16	$1,981,837	1,068.7500
150,000	Osisko Mining Inc., expire 08/28/18	02/17/17	68,706	0.4381
(d)	Principal amount denoted in Canadian Dollars.
(e)	At June 30, 2017, $36,530,000 of the principal amount was pledged as collateral for options written.
(f)	At June 30, 2017, the Fund had written over-the-counter Option Contracts with Pershing LLC, Morgan Stanley, and The Goldman Sachs Group, Inc.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in British pence.
(i)	Exercise price denoted in Euros.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

Long Positions
United States	43.3%	$353,669,394
Canada	26.9	220,202,914
Europe	22.1	180,347,274
Asia/Pacific Rim	3.3	26,785,872
Latin America	3.1	25,664,954
South Africa	1.3	10,710,660

Total Investments	100.0%	$817,381,068

Short Positions
United States	(3.0)%	$(24,509,710)
Canada	(0.4)	(3,390,866)
Asia/Pacific Rim	(0.2)	(2,039,314)
Europe	(0.1)	(736,892)

Total Investments	(3.7)%	$(30,676,782)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $964,019,330)	$817,381,068
Foreign currency (cost $1,342,672)	1,346,512
Cash	3,671
Deposit at brokers	61,803,428
Receivable for investments sold	943,259
Dividends and interest receivable	648,214
Deferred offering expense	201,305
Prepaid expense	7,531

Total Assets	882,334,988

Liabilities:
Call options written (premiums received $46,351,753)	29,576,475
Put options written (premiums received $1,879,310)	1,100,307
Distributions payable	61,048
Payable for investments purchased	14,784,566
Payable for investment advisory fees	690,902
Payable for payroll expenses	52,808
Payable for accounting fees	11,250
Other accrued expenses	176,070

Total Liabilities	46,453,426

Cumulative Preferred Shares, $0.001 par value:
Series B Preferred Shares (5.000%, $25 liquidation value, 4,000,000 shares authorized with 3,516,357 shares issued and outstanding)	87,908,925

Net Assets Attributable to Common Shareholders	$747,972,637

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,430,435,034
Distributions in excess of net investment income	(917,390)
Distributions in excess of net realized gain on investments, securities sold short, written options, and foreign currency transactions	(552,464,127)
Net unrealized depreciation on investments	(146,638,262)
Net unrealized appreciation on written options	17,554,281
Net unrealized appreciation on foreign currency translations	3,101

Net Assets	$747,972,637

Net Asset Value per Common Share:
($747,972,637 ÷ 135,314,071 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$5.53

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $436,650)	$7,092,984
Interest	1,332,958

Total Investment Income	8,425,942

Expenses:
Investment advisory fees	4,233,156
Shareholder communications expenses	162,480
Payroll expenses	105,352
Trustees’ fees	98,850
Dividend expense on securities sold short	76,354
Legal and audit fees	72,372
Offering expense for issuance of common shares	40,356
Custodian fees	36,028
Accounting fees	22,500
Interest expense	19,576
Shareholder services fees	14,246
Service fees for securities sold short (See Note 2)	1,283
Miscellaneous expenses	80,301

Total Expenses	4,962,854

Less:
Expenses paid indirectly by broker (See Note 3)	(3,204)
Custodian fee credits	(2,185)

Total Reimbursements and Credits	(5,389)

Net Expenses	4,957,465

Net Investment Income	3,468,477

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(14,467,953)
Net realized loss on securities sold short	(2,443,246)
Net realized gain on written options	41,933,391
Net realized gain on foreign currency transactions	76,279

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	25,098,471

Net change in unrealized appreciation/depreciation:
on investments	(32,848,109)
on securities sold short	109,070
on written options	25,587,333
on foreign currency translations	14,745

Net change in unrealized appreciation/ depreciation on investments, securities sold short, written options, and foreign currency translations	(7,136,961)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	17,961,510

Net Increase in Net Assets Resulting from Operations	21,429,987

Total Distributions to Preferred Shareholders	(2,203,821)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$19,226,166

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
Operations:
Net investment income	$3,468,477		$3,214,788
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	25,098,471		(286,387,903)
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options, and foreign currency translations	(7,136,961)		412,268,672

Net Increase in Net Assets Resulting from Operations	21,429,987		129,095,557

Distributions to Preferred Shareholders:
Net investment income	(369,537	)*	(187,459)
Net realized gain	(1,834,284	)*	—
Return of capital	—		(4,272,940)

Total Distributions to Preferred Shareholders	(2,203,821)		(4,460,399)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	19,226,166		124,635,158

Distributions to Common Shareholders:
Net investment income	(3,232,054	)*	(4,301,394)
Net realized gain	(15,352,254	)*	—
Return of capital	(21,816,361	)*	(98,046,209)

Total Distributions to Common Shareholders	(40,400,669)		(102,347,603)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	3,773,510		137,123,041
Increase in net assets from common shares issued upon reinvestment of distributions	1,015,864		3,205,146
Decrease in net assets from repurchase of common shares	—		(114,419)
Net increase in net assets from repurchase of preferred shares and transaction costs	45,947		65,730

Net Increase in Net Assets from Fund Share Transactions	4,835,321		140,279,498

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(16,339,182)		162,567,053

Net Assets Attributable to Common Shareholders:
Beginning of year	764,311,819		601,744,766

End of period (including undistributed net investment income of $0 and $0, respectively)	$747,972,637		$764,311,819

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013		2012
Operating Performance:
Net asset value, beginning of year	$5.68		$5.34		$7.35		$9.94	$13.26		$14.70

Net investment income	0.03		0.03		0.02		0.03	0.07		0.11
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	0.13		1.15		(1.15)		(1.51)	(1.89)		(0.01)

Total from investment operations	0.16		1.18		(1.13)		(1.48)	(1.82)		0.10

Distributions to Preferred Shareholders: (a)
Net investment income	(0.00	)*(b)	(0.00	)(b)	(0.00	)(b)	(0.02)	(0.00	)(b)	(0.00	)(b)
Net realized gain	(0.01	)*	—		—		—	(0.05)		(0.07)
Return of capital	—		(0.04)		(0.04)		(0.02)	—		—

Total distributions to preferred shareholders	(0.01)		(0.04)		(0.04)		(0.04)	(0.05)		(0.07)

Net increase/(decrease) in net assets attributable to common shareholders resulting from operations	0.15		1.14		(1.17)		(1.52)	(1.87)		0.03

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.04)		(0.02)		—	(0.06)		(0.02)
Net realized gain	(0.11	)*	—		—		—	(0.75)		(1.36)
Return of capital	(0.16	)*	(0.80)		(0.82)		(1.08)	(0.63)		(0.24)

Total distributions to common shareholders	(0.30)		(0.84)		(0.84)		(1.08)	(1.44)		(1.62)

Fund Share Transactions:
Increase in net asset value from issuance of common shares	0.00	(b)	0.04		—		0.01	0.01		0.15
Increase in net asset value from repurchase of common shares	—		0.00	(b)	0.00	(b)	—	0.00	(b)	—
Increase in net asset value from repurchase of preferred shares and transaction fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.01		—
Offering costs for preferred shares charged to paid-in capital	—		—		—		—	(0.03)		—
Adjustments to offering costs for preferred shares credited to paid-in capital	—		—		—		0.00 (b)	—		—

Total Fund share transactions	0.00	(b)	0.04		0.00	(b)	0.01	(0.01)		0.15

Net Asset Value, End of Period	$5.53		$5.68		$5.34		$7.35	$9.94		$13.26

NAV total return †	2.61%		22.67%		(17.59)%		(17.23)%	(14.62)%		1.36%

Market value, end of period	$5.51		$5.30		$4.75		$7.00	$9.02		$12.80

Investment total return ††	6.49%		29.39%		(22.14)%		(13.01)%	(19.51)%		1.82%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$835,882		$853,079		$691,468		$920,538	$1,152,361	$1,428,491
Net assets attributable to common shares, end of period (in 000’s)	$747,973		$764,312		$601,745		$828,027	$1,057,668	$1,329,599
Ratio of net investment income to average net assets attributable to common shares	0.91	%(c)	0.44%		0.30%		0.21%	0.59%	0.33%
Ratio of operating expenses to average net assets attributable to common shares	1.31	%(c)(d)(e)	1.32	%(d)(e)	1.29	%(d)	1.24%	1.20%	1.22%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	1.17	%(c)(d)(e)	1.18	%(d)(e)	1.15	%(d)	1.14%	1.11%	1.12%
Portfolio turnover rate	101.5%		198.4%		36.0%		87.4%	83.7%	47.4%
Cumulative Preferred Shares:
5.000% Series B
Liquidation value, end of period (in 000’s)	$87,909		$88,767		$89,724		$92,512	$94,693	—
Total shares outstanding (in 000’s)	3,516		3,551		3,589		3,700	3,788	—
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00	$25.00	—
Average market value (f)	$23.71		$23.81		$22.03		$21.28	$21.00	—
Asset coverage per share	$238		$240		$193		$249	$304	—
Asset coverage	951%		961%		771%		995%	1,217%	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates through each period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)

The Fund incurred dividend expenses on securities sold short. If this expense had not been incurred, the expense ratios for the six months ended June 30, 2017 and year ended December 31, 2016 would have been 1.29% and 1.31% attributable to common shares, respectively, and 1.15% and 1.17% including liquidation value of preferred shares, respectively.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$379,253,242	$22,195,675	$401,448,917
Other Industries (a)	297,004,325	—	297,004,325

Total Common Stocks	676,257,567	22,195,675	698,453,242

Convertible Preferred Stocks (a)	3,611,324	—	3,611,324
Exchange Traded Funds	6,555,000	—	6,555,000
Warrants (a)	—	65,709	65,709
Convertible Corporate Bonds (a)	—	6,829,125	6,829,125
Corporate Bonds (a)	—	14,333,865	14,333,865
U.S. Government Obligations	—	87,532,803	87,532,803

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$686,423,891	$130,957,177	$817,381,068

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value)
EQUITY CONTRACTS:
Call Options Written	$(13,000,330)	$(16,576,145)	$(29,576,475)
Put Options Written	(556,750)	(543,557)	(1,100,307)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(13,557,080)	$(17,119,702)	$(30,676,782)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

At June 30, 2017 and December 31,2016, the Fund held no level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost, if the preceding factors do not

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Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

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Notes to Financial Statements (Unaudited) (Continued)

security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2017 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2017 had an average monthly market value of approximately $43,539,288. Please refer to Note 4 for option activity during the six months ended June 30, 2017.

At June 30, 2017, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Written Options	$30,676,782	—	$30,676,782

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2017:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$27,705,325	$(27,705,325)	—	—
Morgan Stanley	2,618,490	(2,618,490)	—	—
The Goldman Sachs Group, Inc.	352,967	(352,967)	—	—

Total	$30,676,782	$(30,676,782)	—	—

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Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2017, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Call options written and Put options written. For the six months ended June 30, 2017, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2017, the Fund incurred $1,283 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

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Notes to Financial Statements (Unaudited) (Continued)

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2017, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

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Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (“Series B Preferred”) are accrued on a daily basis.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$4,301,394	$187,459
Return of capital	98,046,209	4,272,940

Total distributions paid	$102,347,603	$4,460,399

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(467,478,499)
Net unrealized depreciation on investments, written options, and foreign currency translations	(206,702,341)
Qualified late year loss deferral*	(8,861,771)
Other temporary differences**	(61,644)

Total	$(683,104,255)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2016, the Fund elected to defer $8,861,771 of late year long term capital losses.

**	Other temporary differences are primarily due to adjustments on preferred share class distribution payables.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2016, the Fund had net long term capital loss carryforwards for federal income tax purposes of $467,478,499 which are available for an unlimited period to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2017:

	Cost/ (Proceeds)/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$1,057,769,057	$9,070,407	$(249,458,396)	$(240,387,989)
Written options	(48,231,063)	20,292,537	(2,738,256)	17,554,281

		$29,362,944	$(252,196,652)	$(222,833,708)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,204.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2017, the Fund paid or accrued $105,352 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses

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Notes to Financial Statements (Unaudited) (Continued)

incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $884,215,926 and $741,453,425, respectively.

Written options activity for the Fund for the six months ended June 30, 2017 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2016	338,092	$51,241,477
Options written	776,508	104,631,841
Options repurchased	(47,462)	(9,681,588)
Options expired	(315,659)	(36,424,598)
Options exercised	(358,269)	(61,536,069)

Options outstanding at June 30, 2017	393,210	$48,231,063

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective shelf registration authorizing the offering of $500 million common or preferred shares. Pursuant to this shelf registration, during the six months ended June 30, 2017, the Fund has sold its common shares in “at the market” offerings as summarized in the following table:

Six Months Ended	Shares Issued	Net Proceeds	Sales Manager Commissions	Offering Expenses	Net Proceeds in Excess of Par
June 30, 2017	668,924	$3,773,510	$36,399	$40,356	$82,075

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017, the Fund did not repurchase any shares. During the year ended December 31, 2016, the Fund repurchased and retired 21,800 shares in the open market at an investment of $114,419 and an average discount of approximately 8.26% from its NAV.

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Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended June 30, 2017 and the year ended December 31, 2016 were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares issued pursuant to shelf offering	668,924	$3,773,510	21,315,910	$137,123,041
Increase from shares issued upon reinvestment of distributions	181,648	1,015,864	524,087	3,205,146
Decrease from shares repurchased	—	—	(21,800)	(114,419)

Total	850,572	$4,789,374	21,818,197	$140,213,768

On May 7, 2013, the Fund received net proceeds of $96,679,930 (after deduction of $3,150,000 of underwriting fees and offering expenses of $170,070) from the offering in connection with the issuance of 4,000,000 Series B Preferred. The Series B Preferred will be callable at any time at the liquidation value of $25 per share plus accrued dividends following the expiration of the five year call protection on May 7, 2018. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2017, the Fund repurchased and retired 34,324 of the Series B Preferred in the open market at an investment of $811,253 and an average discount of approximately 5.50% from its liquidation preference. During the year ended December 31, 2016, the Fund repurchased and retired 38,260 of the Series B Preferred in the open market at an investment of $888,582 and an average discount of approximately 7.14% from its liquidation preference. At June 30, 2017, 3,516,357 Series B Preferred were outstanding and accrued dividends amounted to $61,048.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a

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Notes to Financial Statements (Unaudited) (Continued)

majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Trustees of the Fund. A total of 109,922,459 votes and 109,893,509 votes were cast in favor of these Trustees, and a total of 5,461,539 votes and 5,490,489 votes were withheld for these Trustees, respectively. In addition preferred shareholders, voting as a separate class, elected Anthony J. Colavita, as a Trustee of the Fund. A total of 2,902,250 votes were cast in favor of this Trustee and a total of 332,294 votes were withheld for this Trustee.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, Salvatore M. Salibello, CPA, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Advisory Agreement (Unaudited)

At its meeting on February 23, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of arbitrage and sector equity options strategies funds prepared by Broadridge and against a larger peer group of options strategies closed-end funds prepared by Broadridge. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period and in the lowest quartile for the three year and five year periods for the smaller peer group and in the first quartile for the one year period and the lowest quartile for the three year and five year periods for the larger peer group. The Independent Board Members also noted that the Fund had outperformed its benchmark indices (which do not reflect options strategies).

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of options arbitrage and options strategies closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s expense ratios were higher than average and the Fund’s size was also above average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and that, while the performance record had been poor during the longer term comparison periods on an absolute basis in comparison with the peer groups, it had been

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Approval of Advisory Agreement (Unaudited) (Continued)

considerably more favorable in relation to the performance of the industries the Fund focuses on. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GGN Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred Series B – 631	Common – N/A Preferred Series B – $23.07	Common – N/A Preferred Series B – 631	Common – 134,463,499 Preferred Series B – 3,550,681 – 631 = 3,550,050
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred Series B – 5,612	Common – N/A Preferred Series B – $23.66	Common – N/A Preferred Series B – 5,612	Common –134,463,499 Preferred Series B –3,550,050 – 5,612 = 3,544,438
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred Series B –13,991	Common – N/A Preferred Series B – $23.34	Common – N/A Preferred Series B – 13,991	Common – 134,463,499 Preferred Series B – 3,544,438 – 13,991 = 3,530,447
Month #4 04/01/17 through 04/30/17	Common – N/A Preferred Series B – 14,090	Common – N/A Preferred Series B – $23.89	Common – N/A Preferred Series B – 14,090	Common – 134,534,348 Preferred Series B – 3,530,447 – 14,090 = 3,516,357
Month 05/01/17 through 05/31/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,084,887 Preferred Series B –3,516,357
Month #6 06/01/17 through 06/30/17	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 135,314,071 Preferred Series B – 3,516,357
Total	Common – N/A Preferred Series B – 34,324	Common – N/A Preferred Series B – $23.60	Common – N/A Preferred Series B – 34,324	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.